CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020
Shares subject to possible redemption	66,294,499
Shares subject to possible redemption, price per share	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Number of shares subject to forfeitures		2,250,000
Class A common stock
Shares subject to possible redemption	66,294,499
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	2,705,501	0
Common stock, shares outstanding	2,705,501	0
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	17,250,000	17,250,000
Common stock, shares outstanding	17,250,000	17,250,000